UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND II

GRT ABSOLUTE RETURN FUND

Annual Report	July 31, 2012

Investment Adviser:

GRT Capital Partners, L.L.C.

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JULY 31, 2012

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission’s website at http://www.sec.gov.

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JULY 31, 2012

SHAREHOLDERS’ LETTER

July 31, 2012

Dear Shareholders:

We are pleased to provide you with this annual report for the GRT Absolute Return Fund (the “Fund”), which covers the period from August 1, 2011 through July 31, 2012.

During the past year, the Fund was up 1.43% compared to 7.80% for the Benchmark. The Benchmark for this Fund is a 60/40 blend of the Wilshire 5000 Index and the Barclays US Aggregate Bond Index.

As we have said, there are three key elements of our approach.

First, we described this Fund as a “go anywhere, do anything” style of fund which uses asset classes from large cap growth equities to small cap value equities, from inflation adjusting government bonds (TIPS) to high yield corporate bonds, from “trade-able” timber to gold mining equities, from cash equivalents to many other asset classes. The Fund will also sell short various asset classes.

Second, we described our investment strategy as seeking a positive return under most market conditions. We are concerned with the preservation and growth of real (taking into account inflation or the declining value of money over time) purchasing power, not nominal returns.

Third, we explained that a key part of our toolkit will be sentiment analysis. Using sentiment metrics that have a long enough history to provide us with a useful calibration, we will tend to be cautious on asset classes when we believe that most investors are overly enthusiastic. On the other hand, when most investors appear to be panicked and selling, we hope to be buying at attractive prices and valuations.

During this period, the Fund continued to preserve capital—but did underperform the index again. As with the last update, this underperformance was due, in part, to being underweight bonds. Bonds remain an asset class that gives us great pause. Investors are flocking to the space and pushing “valuations” to levels that simply don’t make sense to us.

The Fund also underperformed relative to the equity portion of the index. This underperformance was due to, among other things, investments in gold equities, European equities and options. The gold investments are a form of insurance to help ensure capital preservation, and not a large component of the index. Gold equities were hurt during this period which caused both absolute and relative underperformance. We continue to hold this position as part of our well-rounded asset allocation approach.

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JULY 31, 2012

European stocks, for reasons which should be obvious to most readers, suffered during the period. These are held as part of the broad diversification employed by this Fund. In keeping with our use of sentiment, the currently very negative view of European equities may provide us opportunities to increase holdings at attractive prices. Again, since they are not included in the broad stock index, this hurts performance on both an absolute and relative basis.

Put and call options are used as another form of protection for the Fund in the event of a market decline. As with any insurance that remains unused during a period, there are premium costs which lower returns for the Fund. Fortunately, we didn’t need this insurance during the period—but will maintain a position in them to help protect the Fund in times of stress.

We remain confident that our approach will add value in future volatile periods.

GRT Absolute Return Fund

Greg Fraser, CFA

Rudy Kluiber, CFA

Tim Krochuk, CFA

This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Definition of the Comparative Indices

The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

The Wilshire 5000 Total Market Index, or more simply the Wilshire 5000, is a market-capitalization-weighted index of the market value of all stocks actively traded in the U.S. Currently, the index contains over 4,100 components. The index is intended to measure the performance of most publicly traded companies headquartered in the U.S., with readily available price data.

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JULY 31, 2012

Growth of a $10,000 Investment

	ANNUALIZED TOTAL RETURN FOR THE PERIOD ENDED JULY 31, 2012
	One Year Return	Annualized Inception Date*
GRT Absolute Return Fund, Advisor Class	1.43%	0.81%
60/40 Hybrid Wilshire 5000 Index & Barclays U.S. Aggregate Bond Index	7.80%	8.17%
Barclays Capital U.S. Aggregate Bond Index	7.25%	7.77%
Wilshire 5000 Total Market Index	7.39%	7.89%

*The Fund commenced operations on December 14, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

See definition of the comparative indices on page 2.

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JULY 31, 2012

SECTOR WEIGHTINGS (Unaudited)†:

†	Percentages are based on total investments, excluding securities sold short and written options.

SCHEDULE OF INVESTMENTS COMMON STOCK — 106.8%**

	Shares	Value

CONSUMER DISCRETIONARY — 10.6%
Apollo Group, Cl A (A)(B)*	2,500	$68,000
Coastal Contacts *	6,000	21,420
Ford Motor	4,000	36,960
Gap (A)(B)	8,000	235,920
Hanesbrands (B)*	3,000	90,060
Honda Motor ADR	3,000	94,500
Staples (A)(B)	9,800	124,852
Target (A)(B)	4,000	242,600
Tim Hortons (A)	1,000	53,120
TJX (A)(B)	4,000	177,120
Valassis Communications (A)(B)*	5,000	112,750

		1,257,302

CONSUMER STAPLES — 11.5%
Archer-Daniels-Midland (A)(B)	4,100	106,969
Clorox (A)(B)	1,500	109,065
Colgate-Palmolive (A)(B)	300	32,208
ConAgra Foods (A)	2,500	61,725
Diageo ADR (A)(B)	500	53,450
JM Smucker (A)(B)	2,000	153,600
Kimberly-Clark (A)(B)	3,000	260,730
Kraft Foods, Cl A (A)(B)	2,300	91,333
Metro, Cl A	1,000	55,624
PepsiCo (A)(B)	2,000	145,460
Unilever ADR	2,000	71,620
Wal-Mart Stores (A)(B)	3,000	223,290

		1,365,074

The accompanying notes are an integral part of the financial statements.

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JULY 31, 2012

COMMON STOCK — continued

	Shares	Value

ENERGY — 16.6%
Americas Petrogas *	6,000	$11,128
Anadarko Petroleum (B)	800	55,552
Atwood Oceanics (A)(B)*	2,000	89,060
Canadian Natural Resources	3,000	81,750
Canyon Services Group	2,000	19,704
Cenovus Energy (A)	2,500	76,275
Chevron (B)	500	54,790
ConocoPhillips (A)	2,800	152,432
DeeThree Exploration *	6,000	25,428
Diamond Offshore Drilling (A)(B)*	1,500	98,130
Encana (A)(B)	5,000	111,250
Evolution Petroleum *	4,000	33,400
Hess (A)	3,000	141,480
Ithaca Energy *	2,000	3,889
Marathon Oil (A)	3,000	79,410
Murphy Oil (B)	1,000	53,660
Painted Pony Petroleum, Cl A *	7,000	65,264
Peabody Energy	1,000	20,880
Phillips 66 (A)	1,400	52,640
Suncor Energy (A)(B)	9,000	274,860
Total ADR (A)(B)	3,500	160,825
Transocean (B)	1,000	46,830
Valero Energy (A)(B)	5,000	137,500
Whiting Petroleum (A)(B)*	3,000	121,200
Xtreme Drilling and Coil Services *	5,000	8,276

		1,975,613

FINANCIALS — 7.8%
Bank of New York Mellon (A)	3,000	63,840
Berkshire Hathaway, Cl B (A)*	500	42,420
CBOE Holdings (A)(B)	8,000	228,000
CME Group, Cl A	1,000	52,110
First Pacific ADR	4,000	22,120
Janus Capital Group	6,000	43,380
JPMorgan Chase (A)(B)	4,000	144,000
Knight Capital Group, Cl A *	8,000	82,640
Wells Fargo (B)	4,000	135,240
Weyerhaeuser (B)	4,800	112,080

		925,830

The accompanying notes are an integral part of the financial statements.

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JULY 31, 2012

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — 14.6%
Abbott Laboratories (A)	3,500	$232,085
Affymetrix (A)(B)*	6,000	25,140
Boston Scientific (A)*	25,000	129,250
Burcon NutraScience *	8,000	40,080
Derma Sciences *	1,000	10,010
GlaxoSmithKline ADR (A)	3,500	161,000
Hologic (A)(B)*	6,000	111,120
Johnson & Johnson (A)	2,500	173,050
Medtronic (A)(B)	3,000	118,260
Merck (A)(B)	4,100	181,097
Natus Medical *	2,000	24,720
Novartis ADR	3,000	175,860
Sanofi ADR (A)	4,000	162,560
Trinity Biotech ADR	15,000	189,150

		1,733,382

INDUSTRIALS — 5.6%
Bri-Chemical *	4,000	11,527
Delta Air Lines (A)(B)*	7,000	67,550
Exelis	2,000	18,800
Ingersoll-Rand (A)(B)	5,000	212,050
ITT	2,500	46,850
JetBlue Airways (B)*	5,000	27,550
Siemens ADR	800	67,752
Tyco International (A)(B)	3,000	164,820
Xylem	2,000	47,960

		664,859

INFORMATION TECHNOLOGY — 27.3%
Advanced Energy Industries (A)*	5,000	61,600
Alcatel-Lucent ADR *	60,000	66,000
Apple (A)(B)	800	488,608
Black Box	4,000	106,560
BMC Software (B)*	3,000	118,800
Canon ADR	1,000	33,450
Cisco Systems (A)	6,000	95,700
Computer Sciences (A)(B)	4,500	110,790
Corning	5,000	57,050
Dell (A)(B)*	12,000	142,560
Dolby Laboratories, Cl A (A)(B)*	3,000	105,750
Flextronics International (A)*	8,000	51,280
Google, Cl A (A)(B)*	400	253,188

The accompanying notes are an integral part of the financial statements.

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JULY 31, 2012

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Hewlett-Packard (A)(B)	8,000	$145,920
Hitachi ADR (A)	2,000	117,700
Intel (A)(B)	3,800	97,660
International Business Machines (B)	600	117,588
Juniper Networks (A)(B)*	5,000	87,650
Kemet *	8,000	38,640
Lexmark International, Cl A (A)(B)	2,000	34,980
Logitech International (B)*	2,000	17,520
Marchex, Cl A	6,000	20,820
Mastercard, Cl A (B)	200	87,314
Microsoft (A)(B)	9,000	265,230
MKS Instruments (A)	2,000	52,800
Nokia ADR	20,000	48,200
Nuance Communications (B)*	3,000	61,050
Oracle (A)(B)	3,000	90,600
Polycom *	7,000	61,180
QUALCOMM	1,500	89,520
Web.com Group (B)*	2,500	38,750
Xerox (B)	12,000	83,160

		3,247,618

MATERIALS — 9.3%
Agnico-Eagle Mines (A)(B)	4,000	175,320
AuRico Gold (A)(B)*	10,000	65,000
Banro, Cl Warrants *	6,000	23,220
Barrick Gold (A)	8,500	279,480
Goldcorp (A)	2,500	90,100
IAMGOLD (A)	2,000	22,280
Lydian International, Cl A *	5,000	12,016
Molycorp (B)*	500	8,710
Newmont Mining (A)(B)	2,000	88,940
Orko Silver *	10,000	12,165
Queenston Mining *	2,000	6,740
Sabina Gold & Silver *	15,000	34,851
Silver Wheaton (A)	5,000	137,700
Tasman Metals *	5,000	7,379
Teras Resources *	5,000	4,637
TPC Group (B)*	2,000	77,000
Vista Gold *	10,000	30,200
Yamana Gold	2,000	29,620

		1,105,358

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JULY 31, 2012

COMMON STOCK — continued

	Shares/ Contracts	Value

TELECOMMUNICATION SERVICES — 0.9%
Vodafone Group ADR (A)(B)	4,000	$115,000

UTILITIES — 2.6%
American Electric Power (A)(B)	500	21,120
Entergy (A)(B)	3,500	254,345
Southern (B)	800	38,520

		313,985

TOTAL COMMON STOCK (Cost $12,536,141)		12,704,021

PURCHASED OPTIONS* — 4.9%
Boston Scientific Call
Expires 1/19/2013, Strike Price $5.00	100	5,900
Expires 8/18/2012, Strike Price $6.00	50	100
Expires 1/19/2013, Strike Price $7.50	50	350
Cepheid Put
Expires 9/22/2012, Strike Price $35.00	5	1,900
Clean Energy Fuels Put
Expires 1/19/2013, Strike Price $22.00	30	25,800
DR Horton Put
Expires 8/18/2012, Strike Price $12.00	50	100
iShares Barclays 7-10 Year Put
Expires 1/19/2013, Strike Price $105.00	10	920
iShares Dow Jones US Put
Expires 9/22/2012, Strike Price $75.00	30	33,000
Expires 9/22/2012, Strike Price $64.00	50	10,750
iShares Russell 2000 Put
Expires 10/20/2012, Strike Price $77.00	60	17,940
Expires 9/22/2012, Strike Price $75.00	200	36,400
Expires 1/19/2013, Strike Price $70.00	60	16,260
Expires 11/17/2012, Strike Price $75.00	110	32,010
Expires 11/17/2012, Strike Price $72.00	60	12,000
Lennar Put
Expires 8/18/2012, Strike Price $20.00	40	40
Material Select Sector SPDR Put
Expires 1/19/2013, Strike Price $40.00	25	14,625
Expires 9/22/2012, Strike Price $40.00	25	9,375
Microsoft Call
Expires 1/19/2013, Strike Price $30.00	100	14,800
MSCI Put
Expires 10/20/2012, Strike Price $18.00	5	2,175

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JULY 31, 2012

PURCHASED OPTIONS* — continued

	Contracts/ Shares	Value

ProShares Short Russell 2000 Call
Expires 10/20/2012, Strike Price $29.00	400	$14,000
Expires 10/20/2012, Strike Price $30.00	50	750
ProShares Short S&P 500 Call
Expires 11/17/2012, Strike Price $40.00	350	17,500
Expires 8/18/2012, Strike Price $39.00	200	1,000
Expires 8/18/2012, Strike Price $40.00	100	300
ProShares UltraShort Lehman20 Call
Expires 1/19/2013, Strike Price $30.00	20	40
Rackspace Hosting Put
Expires 9/22/2012, Strike Price $55.00	30	34,200
Salesforce.com Put
Expires 1/19/2013, Strike Price $120.00	10	14,200
Expires 1/18/2014, Strike Price $150.00	5	21,400
SPDR S&P 500 ETF Trust Put
Expires 10/20/2012, Strike Price $135.00	210	79,800
Expires 12/31/2012, Strike Price $135.00	100	61,900
Expires 9/22/2012, Strike Price $125.00	150	13,950
Expires 11/17/2012, Strike Price $130.00	60	18,660
Expires 9/22/2012, Strike Price $120.00	150	8,250
Expires 9/22/2012, Strike Price $130.00	40	6,600
Expires 9/22/2012, Strike Price $115.00	50	1,700
Suncor Energy Call
Expires 1/18/2014, Strike Price $23.00	20	16,800
Tesla Motors Put
Expires 1/19/2013, Strike Price $25.00	50	20,000
Weatherford International Put
Expires 8/18/2012, Strike Price $17.00	5	2,400
Zoltek Put
Expires 9/22/2012, Strike Price $15.00	20	13,000

TOTAL PURCHASED OPTIONS (Cost $918,049)		580,895

REGISTERED INVESTMENT COMPANIES — 4.5%
CLOSED-END FUNDS — 0.9%

AllianceBernstein Income Fund	5,000	42,550
Korea Fund	1,000	36,970
Royce Value Trust (A)	1,000	25,680

TOTAL CLOSED-END FUNDS (Cost $108,483)		105,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2012

EXCHANGE TRADED FUNDS — 3.6%

	Shares	Value

iShares MSCI Japan Small Cap	2,500	$106,474
iShares MSCI Singapore	1,000	13,140
ProShares Short Russell 2000	1,000	26,870
Vanguard MSCI Emerging Markets ETF (A)	4,500	180,090
WisdomTree Japan SmallCap Dividend Fund	2,500	103,525

TOTAL EXCHANGE TRADED FUNDS (Cost $452,586)		430,099

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $561,069)		535,299

SHORT-TERM INVESTMENT — 0.4%

Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.180% (C) (Cost $48,403)	48,403	48,403

TOTAL INVESTMENTS — 116.6% (Cost $14,063,662)		$13,868,618

SECURITIES SOLD SHORT COMMON STOCK — (15.5)%

CONSUMER DISCRETIONARY — (3.7)%
Amazon.com *	(400)	$(93,320)
Charter Communications, Cl A *	(500)	(38,460)
Harley-Davidson	(1,000)	(43,230)
Las Vegas Sands	(500)	(18,210)
Lululemon Athletica *	(1,400)	(79,072)
Netflix *	(200)	(11,370)
Tempur-Pedic International *	(500)	(14,245)
Tesla Motors (B)*	(2,000)	(54,840)
Under Armour, Cl A *	(1,600)	(87,104)

		(439,851)

CONSUMER STAPLES — (0.3)%
Fresh Market *	(500)	(29,445)
Green Mountain Coffee Roasters *	(500)	(9,130)

		(38,575)

FINANCIALS — (2.3)%
Essex Property Trust	(400)	(62,944)
FXCM, Cl A	(8,000)	(84,000)
MSCI, Cl A (B)*	(2,000)	(66,300)
Simon Property Group	(400)	(64,196)

		(277,440)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2012

SECURITIES SOLD SHORT COMMON STOCK — continued

	Shares	Value

HEALTH CARE — (3.2)%
ExamWorks Group *	(10,000)	$(130,500)
Intuitive Surgical *	(300)	(144,450)
MAKO Surgical *	(4,000)	(50,960)
OraSure Technologies *	(5,000)	(53,050)
Staar Surgical *	(1,000)	(5,140)

		(384,100)

INDUSTRIALS — (1.2)%
Capstone Turbine *	(32,000)	(33,280)
Iron Mountain	(1,000)	(32,210)
Westport Innovations *	(2,000)	(75,260)

		(140,750)

INFORMATION TECHNOLOGY — (4.3)%
Equinix *	(400)	(71,272)
OpenTable *	(500)	(18,180)
Rackspace Hosting (B)*	(2,500)	(109,700)
RealPage *	(2,000)	(44,440)
Salesforce.com (B)*	(1,200)	(149,232)
Universal Display *	(3,500)	(111,160)
VeriFone Systems *	(300)	(10,887)

		(514,871)

MATERIALS — (0.4)%
Intrepid Potash *	(500)	(11,670)
Zoltek (B)*	(4,000)	(33,360)

		(45,030)

TOTAL COMMON STOCK (Proceeds $1,929,618)		(1,840,617)

REGISTERED INVESTMENT COMPANIES — (0.3)%

EXCHANGE TRADED FUNDS — (0.3)%

iShares MSCI Italy Index Fund	(2,000)	(21,080)
iShares MSCI Spain	(500)	(11,455)

TOTAL REGISTERED INVESTMENT COMPANIES (Proceeds $56,239)		(32,535)

TOTAL SECURITIES SOLD SHORT— (15.8)% (Proceeds $1,985,857)		$(1,873,152)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2012

WRITTEN OPTIONS* — (2.40)

	Contracts	Value

Affymetrix Call
Expires 8/18/2012, Strike Price $5.00	(50)	$(500)
Agnico-Eagles Call
Expires 9/22/2012, Strike Price $42.50	(20)	(6,300)
Expires 9/22/2012, Strike Price $45.00	(20)	(3,680)
Amazon.com Put
Expires 9/22/2012, Strike Price $210.00	(4)	(1,392)
American Electic Power Call
Expires 11/17/2012, Strike Price $42.00	(5)	(525)
Anadarko Petroleum Call
Expires 8/18/2012, Strike Price $67.50	(8)	(3,000)
Apollo Group Call
Expires 9/22/2012, Strike Price $32.00	(12)	(672)
Expires 8/18/2012, Strike Price $30.00	(13)	(520)
Expires 8/18/2012, Strike Price $32.00	(25)	(350)
Apple Call
Expires 9/22/2012, Strike Price $605.00	(8)	(19,640)
Archer-Daniels-Midland Call
Expires 9/22/2012, Strike Price $27.00	(20)	(1,160)
Atwood Oceanics Call
Expires 9/22/2012, Strike Price $45.00	(15)	(2,955)
Expires 8/18/2012, Strike Price $40.00	(5)	(2,350)
AuRico Gold Call
Expires 9/22/2012, Strike Price $9.00	(20)	(100)
BMC Software Call
Expires 8/18/2012, Strike Price $45.00	(15)	(300)
Expires 9/22/2012, Strike Price $43.00	(15)	(900)
CBOE Holdings Call
Expires 9/22/2012, Strike Price $27.00	(20)	(3,460)
Expires 9/22/2012, Strike Price $28.00	(20)	(2,300)
Chevron Call
Expires 8/18/2012, Strike Price $105.00	(5)	(2,650)
Clorox Call
Expires 10/20/2012, Strike Price $75.00	(10)	(1,100)
Colgate-Palmolive Call
Expires 8/18/2012, Strike Price $105.00	(3)	(873)
Computer Sciences Call
Expires 9/22/2012, Strike Price $25.00	(10)	(1,110)
Expires 9/22/2012, Strike Price $30.00	(10)	(150)
Expires 8/18/2012, Strike Price $24.00	(10)	(1,500)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2012

WRITTEN OPTIONS* — continued

	Contracts	Value

Dell Call
Expires 8/18/2012, Strike Price $16.00	(50)	$(50)
Delta Air Lines Call
Expires 8/18/2012, Strike Price $12.00	(30)	(150)
Expires 9/22/2012, Strike Price $10.00	(10)	(520)
Expires 9/22/2012, Strike Price $13.00	(30)	(210)
Diageo Call
Expires 8/18/2012, Strike Price $105.00	(5)	(1,375)
Diamond Offshore Drilling Call
Expires 9/22/2012, Strike Price $62.50	(10)	(4,860)
Dolby Laboratories Call
Expires 9/22/2012, Strike Price $45.00	(20)	(500)
Encana Call
Expires 9/22/2012, Strike Price $22.00	(26)	(3,250)
Entergy Call
Expires 9/22/2012, Strike Price $70.00	(15)	(5,100)
Expires 12/22/2012, Strike Price $70.00	(20)	(7,200)
Gap Call
Expires 9/22/2012, Strike Price $25.00	(10)	(4,900)
Expires 9/22/2012, Strike Price $27.00	(40)	(13,000)
Expires 9/22/2012, Strike Price $31.00	(30)	(3,060)
Google Call
Expires 8/18/2012, Strike Price $635.00	(4)	(4,240)
Green Mountain Coffee Roasters Put
Expires 9/22/2012, Strike Price $19.00	(5)	(1,700)
Hanesbrands Call
Expires 10/20/2012, Strike Price $25.00	(10)	(6,900)
Expires 10/20/2012, Strike Price $30.00	(10)	(1,850)
Harley-Davidson Put
Expires 8/18/2012, Strike Price $40.00	(5)	(430)
Expires 9/22/2012, Strike Price $37.00	(5)	(345)
Hewlett-Packard Call
Expires 9/22/2012, Strike Price $19.00	(20)	(1,300)
Expires 9/22/2012, Strike Price $20.00	(20)	(660)
Hologic Call
Expires 9/22/2012, Strike Price $19.00	(20)	(1,500)
Expires 8/18/2012, Strike Price $18.00	(20)	(1,920)
Expires 8/18/2012, Strike Price $19.00	(20)	(800)
Ingersoll-Rand Call
Expires 9/22/2012, Strike Price $43.00	(10)	(1,600)
Expires 8/18/2012, Strike Price $42.00	(30)	(4,500)
Intel Call
Expires 8/18/2012, Strike Price $26.00	(23)	(575)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2012

WRITTEN OPTIONS* — continued

	Contracts	Value

International Business Machines Call
Expires 8/18/2012, Strike Price $185.00	(6)	$(6,780)
Intrepid Potash Put
Expires 9/22/2012, Strike Price $18.00	(5)	(125)
JetBlue Airways Call
Expires 8/18/2012, Strike Price $5.00	(25)	(1,250)
JM Smucker Call
Expires 9/22/2012, Strike Price $80.00	(10)	(900)
JPMorgan Chase Call
Expires 8/18/2012, Strike Price $35.00	(20)	(3,200)
Expires 8/18/2012, Strike Price $34.00	(20)	(4,840)
Juniper Networks Call
Expires 8/18/2012, Strike Price $15.00	(25)	(6,375)
Expires 9/22/2012, Strike Price $16.00	(25)	(4,675)
Kimberly-Clark Call
Expires 8/18/2012, Strike Price $82.50	(10)	(4,790)
KMB Call
Expires 10/20/2012, Strike Price $87.50	(10)	(1,600)
Kraft Foods Call
Expires 9/22/2012, Strike Price $41.00	(3)	(114)
Las Vegas Sands Put
Expires 9/22/2012, Strike Price $33.00	(5)	(515)
Lexmark International Call
Expires 8/18/2012, Strike Price $20.00	(10)	(10)
Expires 8/18/2012, Strike Price $22.00	(10)	(50)
Logitech International Call
Expires 9/22/2012, Strike Price $11.00	(20)	(300)
Lululemon Athletica Put
Expires 9/22/2012, Strike Price $40.00	(5)	(340)
MAKO Surgical Put
Expires 8/18/2012, Strike Price $22.50	(10)	(9,900)
Expires 8/18/2012, Strike Price $25.00	(10)	(12,400)
Expires 11/17/2012, Strike Price $15.00	(20)	(7,000)
Mastercard Call
Expires 8/18/2012, Strike Price $435.00	(2)	(2,700)
Medtronic Call
Expires 9/22/2012, Strike Price $39.00	(30)	(4,650)
Merck Call
Expires 10/20/2012, Strike Price $45.00	(15)	(1,380)
Expires 8/18/2012, Strike Price $41.00	(25)	(8,375)
Microsoft Call
Expires 8/18/2012, Strike Price $30.00	(20)	(540)
Expires 8/18/2012, Strike Price $32.00	(10)	(30)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2012

WRITTEN OPTIONS* — continued

	Contracts	Value

Molycorp Call
Expires 8/18/2012, Strike Price $26.00	(5)	$(15)
Murphy Oil Call
Expires 8/18/2012, Strike Price $52.50	(10)	(2,600)
Netflix Put
Expires 9/22/2012, Strike Price $90.00	(2)	(6,670)
Newmont Mining Call
Expires 9/22/2012, Strike Price $50.00	(10)	(390)
Nuance Communications Call
Expires 8/18/2012, Strike Price $21.00	(15)	(1,275)
Expires 9/22/2012, Strike Price $23.00	(15)	(975)
Open Table Put
Expires 9/22/2012, Strike Price $27.50	(5)	(400)
Oracle Call
Expires 8/18/2012, Strike Price $29.00	(15)	(2,265)
Expires 9/22/2012, Strike Price $30.00	(15)	(2,085)
PepsiCo Call
Expires 8/18/2012, Strike Price $70.00	(10)	(2,920)
Expires 9/22/2012, Strike Price $70.00	(10)	(2,900)
RealPage Put
Expires 8/18/2012, Strike Price $15.00	(20)	(800)
Southern Call
Expires 8/18/2012, Strike Price $48.00	(8)	(280)
Staples Call
Expires 9/22/2012, Strike Price $13.00	(30)	(1,500)
Expires 9/22/2012, Strike Price $15.00	(30)	(300)
Suncor Energy Call
Expires 9/22/2012, Strike Price $33.00	(20)	(1,120)
Target Call
Expires 10/20/2012, Strike Price $62.50	(20)	(2,420)
Expires 8/18/2012, Strike Price $60.00	(20)	(3,040)
Tempur-Pedic International Put
Expires 8/18/2012, Strike Price $22.00	(5)	(50)
Tesla Motors Put
Expires 9/22/2012, Strike Price $22.00	(10)	(900)
Expires 8/18/2012, Strike Price $26.00	(10)	(950)

TJX Call
Expires 10/20/2012, Strike Price $47.50	(10)	(750)
Total Call
Expires 8/18/2012, Strike Price $47.50	(20)	(700)
TPC Group Call
Expires 9/22/2012, Strike Price $45.00	(20)	(2,500)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2012

WRITTEN OPTIONS* — continued

	Contracts	Value

Transocean Call
Expires 9/22/2012, Strike Price $50.00	(5)	$(695)
Expires 9/22/2012, Strike Price $52.50	(5)	(345)
Tyco International Call
Expires 8/18/2012, Strike Price $52.50	(10)	(2,690)
Expires 9/22/2012, Strike Price $52.50	(10)	(3,370)
Universal Display Put
Expires 9/22/2012, Strike Price $26.00	(20)	(2,700)
Expires 9/22/2012, Strike Price $27.00	(15)	(2,145)
Valassis Communications Call
Expires 9/22/2012, Strike Price $20.00	(15)	(4,500)
Expires 9/22/2012, Strike Price $22.50	(25)	(2,500)
Expires 8/18/2012, Strike Price $22.50	(10)	(750)
Valero Energy Call
Expires 9/22/2012, Strike Price $27.00	(10)	(1,710)
Expires 8/18/2012, Strike Price $26.00	(10)	(1,790)
VeriFone Systems Put
Expires 10/20/2012, Strike Price $33.00	(3)	(555)
Vodafone Group Call
Expires 10/20/2012, Strike Price $30.00	(20)	(800)
Wal-Mart Stores Call
Expires 9/22/2012, Strike Price $67.50	(10)	(7,080)
Web.com Group Call
Expires 9/22/2012, Strike Price $17.50	(25)	(3,250)
Wells Fargo Call
Expires 10/20/2012, Strike Price $37.00	(10)	(340)
Expires 8/18/2012, Strike Price $34.00	(10)	(450)
Weyerhaeuser Call
Expires 8/18/2012, Strike Price $23.00	(20)	(1,400)
Whiting Petroleum Call
Expires 8/18/2012, Strike Price $45.00	(10)	(250)
Expires 9/22/2012, Strike Price $45.00	(10)	(1,010)
Expires 9/22/2012, Strike Price $47.50	(10)	(700)
Xerox Call
Expires 10/20/2012, Strike Price $7.00	(20)	(700)
Expires 9/22/2012, Strike Price $7.00	(20)	(560)

TOTAL WRITTEN OPTIONS (Premiums Received $199,479)		$(290,916)

Percentages are based on Net Assets of $11,889,318.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2012

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	Underlying security for a written call/purchased put option.
(C)	The rate shown is the 7-day effective yield as of July 31, 2012.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor's

SPDR — Standard & Poor's Depositary Receipt

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,704,021	$—	$—	$12,704,021
Purchased Options	580,895	—	—	580,895
Registered Investment Companies	535,299	—	—	535,299
Short-Term Investment	48,403	—	—	48,403

Total Investments in Securities	$13,868,618	$—	$—	$13,868,618

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(1,840,617)	$—	$—	$(1,840,617)
Registered Investment Companies	(32,535)	—	—	(32,535)
Written Options	(290,916)	—	—	(290,916)

Total Liabilities	$(2,164,068)	$—	$—	$(2,164,068)

During the year ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. During the year ended July 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

See Note 2 for further details of valuation leveling considerations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2012

STATEMENT OF ASSETS AND LIABILITIES
GRT Absolute Return Fund
Assets:
Investments, at Value (Cost $14,063,662)	$13,868,618
Foreign Currency (Cost $253)	254
Receivable from Prime Broker	1,847,569
Receivable for Investment Securities Sold	49,734
Receivable from Investment Adviser	13,757
Dividends and Interest Receivable	6,053
Reclaims Receivable	5,869
Prepaid Expenses	4,729

Total Assets	15,796,583

Liabilities:
Securities Sold Short, at Value (Proceeds $1,985,857)	1,873,152
Due to Prime Broker	1,656,460
Written Options, at Value (Premiums Received $199,479)	290,916
Payable for Investment Securities Purchased	35,771
Payable due to Investment Adviser	10,042
Shareholder Service Fees Payable	3,553
Payable due to Administrator	1,751
Payable due to Trustees	603
Chief Compliance Officer Fees Payable	423
Other Accrued Expenses	34,594

Total Liabilities	3,907,265

Net Assets	$11,889,318

Net Assets Consist of:

Paid-in-Capital	$12,297,608
Distributions in Excess of Net Investment Income	(10,388)
Accumulated Net Realized Loss on Investments, Written Options and Securities Sold Short	(224,127)
Net Unrealized Depreciation on Investments, Written Options and Securities Sold Short	(173,776)
Net Unrealized Appreciation on Foreign Currency Transactions	1

Net Assets	$11,889,318

Net Asset Value, Offering Price Per Share — (unlimited authorization — no par value) Advisor Class Shares ($11,889,318 ÷ 1,230,186)	$9.66

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2012

STATEMENT OF OPERATIONS
For The Year Ended July 31, 2012
Investment Income
Dividend Income	$280,809
Less: Foreign Taxes Withheld	(6,855)

Total Investment Income	273,954

Expenses
Investment Advisory Fees	119,357
Administration Fees	20,240
Trustees’ Fees	2,349
Chief Compliance Officer Fees	938
Broker Fees and Interest on Securities Sold Short	76,370
Transfer Agent Fees	30,288
Offering Costs	22,970
Audit Fees	22,200
Shareholder Servicing Fees	18,557
Registration Fees	17,929
Custodian Fees	15,057
Dividend Expense on Securities Sold Short	9,112
Printing Fees	6,412
Legal Fees	5,626
Insurance and Other Expenses	7,901

Total Expenses	375,306
Less: Waiver of Investment Advisory Fees	(110,766)
Fees Paid Indirectly	(7)

Net Expenses	264,533

Net Investment Income	9,421

Net Realized Gain (Loss) on:
Investments	(205,388)
Securities Sold Short	178,228
Written Options	146,186
Foreign Currency Transactions	(2,696)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(246,202)
Securities Sold Short	390,596
Written Options	(104,381)
Foreign Currency Transactions	(41)

Net Realized and Unrealized Gain on Investments	156,302

Net Increase in Net Assets Resulting from Operations	$165,723

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended July 31, 2012	Period Ended July 31, 2011*
Operations:
Net Investment Income (Loss)	$9,421	$(14,546)
Net Realized Gain on Investments, Securities Sold Short, Written Options and Foreign Currency Transactions	116,330	191,290
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Written Options and Foreign Currency Transactions	39,972	(213,747)

Net Increase (Decrease) in Net Assets Resulting from Operations	165,723	(37,003)

Dividends and Distributions:
Net Investment Income	(23,748)	—
Net Realized Gain	(513,262)	—

Total Dividends and Distributions	(537,010)	—

Capital Share Transactions:
Issued	437,760	12,394,191
Reinvestment of Distributions	535,736	—
Redemption Fees	—	994
Redeemed	(633,746)	(437,327)

Net Increase from Capital Share Transactions	339,750	11,957,858

Total Increase (Decrease) in Net Assets	(31,537)	11,920,855

Net Assets:
Beginning of Period	11,920,855	—

End of Period (including distributions in excess of net investment income and accumulated net investment loss of $(10,388) and $(178), respectively)	$11,889,318	$11,920,855

Share Transactions:
Issued	44,506	1,236,137
Reinvestment of Distributions	57,021	—
Redeemed	(64,042)	(43,436)

Net Increase in Shares Outstanding from Share Transactions	37,485	1,192,701

* Commenced operations December 14, 2010.

Amounts designated as “—” are $0 or zero shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2012

STATEMENT OF CASH FLOWS
For The Year Ended July 31, 2012
Cash Flows from Operating Activities:
Net Increase in Net Asset Resulting from Operations	$165,723
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchases of Investment Securities	(8,109,139)
Proceeds from Disposition of Investment Securities	4,619,714
Purchases of Short-Term Investment.	(4,308,384)
Proceeds from Disposition of Short-Term Investment.	5,950,596
Purchases to Cover Securities Sold Short.	(1,770,842)
Proceeds from Securities Sold Short.	1,821,849
Purchases to Cover Written Options.	(1,529,672)
Proceeds from Written Options.	1,811,555
Net Realized (Gain)/Loss from:
Investments.	205,388
Securities Sold Short.	(178,228)
Written Options.	(146,186)
Net Change in Unrealized (Appreciation)/Depreciation on:
Investments.	246,202
Securities Sold Short.	(390,596)
Written Options.	104,381
Decrease in receivable from Prime Broker.	219,279
Increase in receivable for investment securities sold.	(25,049)
Decrease in accrued income.	7,941
Decrease in receivable from investment advisor.	91
Decrease in deferred offering costs.	22,970
Increase in prepaid expenses.	(2,860)
Increase in reclaims receivable.	(4,602)
Increase in foreign currency receivable	(254)
Decrease in payable for investment securities purchased.	(154,920)
Decrease in payable for capital shares redeemed.	(2,959)
Decrease in overdraft of foreign currency.	(12,335)
Decrease in Investment Advisory fees payable.	(95)
Increase in Shareholder Service fees payable.	344
Decrease in payable to administrator.	(86)
Increase in payable to Trustees.	86
Decrease in payable to chief compliance officer.	(665)
Increase in accrued expenses and other liabilities.	1,553

Net Cash Provided by Operating Activities.	$(1,459,200)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2012

STATEMENT OF CASH FLOWS
For The Year Ended July 31, 2012
Cash Flows From Financing Activities
Increase in due to Prime Broker	$1,656,460
Dividends and Distributions.	(537,010)
Proceeds from Capital Shares Sold.	437,760
Proceeds from Reinvestment of Distributions.	535,736
Payments on Capital Shares Redeemed.	(633,746)

Net Cash Used in Financing Activities.	1,459,200

Net Change in Cash.	—
Cash at beginning of year.	—

Cash at end of year.	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the year for Interest Expense	$71,835

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Year Ended July 31, 2012	Period Ended July 31, 2011*
Net Asset Value,
Beginning of Period	$9.99	$10.00
Income from Investment Operations:
Net Investment Income (Loss)(1)	0.01	(0.01)
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	0.12	0.00

Total from Investment Operations	0.13	(0.01)

Redemption Fees	—	—	††

Dividends and Distributions from:
Net Investment Income	(0.02)	0.00
Net Realized Gain	(0.44)	0.00

Total Dividends and Distributions	(0.46)	0.00

Net Asset Value, End of Period	$9.66	$9.99

Total Return†	1.43%	(0.10)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$11,889	$11,921
Ratio of Expenses to Average Net Assets (including dividends, broker fees, and interest on short sales, including waivers and reimbursements)(2)	2.22%	1.62	%**
Ratio of Expenses to Average Net Assets (including dividends, broker fees, and interest on short sales, excluding waivers and reimbursements)	3.15%	2.93	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0 .09%	(0.21)	%**
Portfolio Turnover Rate	30%	11	%***

†	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Amount less than $0.01.

*	Commenced operations on December 14, 2010.

**	Annualized.

***	Not annualized.

(1)	Per share data calculated using average shares method.

(2)	Excluding dividends, broker fees, and interest on short sales, the ratio of expenses to average net assets would have been 1.50% and 1.50% for the year ended July 31, 2012 and the period ended July 31, 2011, respectively.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2012

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the GRT Absolute Return Fund, a diversified fund (the “Fund”). The Fund commenced operations on December 14, 2010. The financial statements of the remaining funds in the Trust are presented separately. The Fund uses an absolute return strategy to seek to produce a positive return under most market conditions. In seeking to profit in either rising or falling markets, the Fund will generally take long positions in securities that GRT Capital Partners, L.L.C. (the “Adviser”), the Fund’s adviser, believes offer the potential for positive returns and take short positions in securities the Adviser believes are likely to underperform. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2012

if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. Options not traded on a national securities exchange are valued at the last quoted bid price.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2012, there were no fair valued securities.

All Registered Investment Companies held in the Fund’s portfolios are valued at the published net asset value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2012

at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Effective February 1, 2012, the Fund adopted Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The adoption of ASU 2011-04 had no impact on the Fund’s net assets.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the schedule of investments.

For the year ended July 31, 2012, there have been no significant changes to the Trust’s fair value methodology.

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Securities Sold Short — The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as broker fees and charges on securities sold short in its Statement of Operations. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense in its Statement of Operations.

Short sales are collateralized by cash deposits with the counterparty broker, Morgan Stanley and pledged securities held at the custodian, Union Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. Margin cash is reflected in the Receivable from Prime Broker on the statement of assets and liabilities.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

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The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended July 31, 2012, the Fund did not have a tax liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended July 31, 2012 the Fund did not incur any interest or penalty.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

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Options Written/Purchased — The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the year ended July 31, 2012 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the period	634	$63,781
Written	13,525	1,809,157
Expired	(6,511)	(665,108)
Closing buys	(5,818)	(1,008,351)
Balance at the end of the period	1,830	$199,479

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Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Redemption Fees — The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. For the year ended July 31, 2012, the Fund did not retain any redemption fees.

Offering Costs — Offering costs, including costs of printing initial prospectuses and registration fees, were amortized to expense over a twelve month period. As of July 31, 2012, the Fund has fully amortized its offering costs.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The GRT Value Fund and the GRT Absolute Return Fund (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

0.12% on the first $250 million of the Funds’ average daily net assets;

0.10% on the next $250 million of the Funds’ average daily net assets; and

0.08% on the Funds’ average daily net assets over $500 million.

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The Funds are subject to a minimum annual administration fee of $190,000, which is allocated among the Funds based on relative net assets. There is also a minimum annual administration fee of $15,000 per additional class.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the Fund’s Advisor Class Shares’ average net assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2012, the Fund earned $7 of cash management credits. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the “Adviser”), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses (excluding interest, dividend and interest expense on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.50% of the Fund’s average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and 1.50% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period. As of July 31, 2012, fees which were previously waived and reimbursed by the Adviser which my be subject to possible future reimbursement to the Adviser were $92,196, expiring in 2014, and $110,766, expiring in 2015. During the year ended July 31, 2012, there was no recoupment of previously waived and reimbursed fees.

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6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $8,109,139 and $4,619,714, respectively, for the year ended July 31, 2012. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences that are primarily attributable to reclass of distributions, investment in REITs, interest expense on short positions and foreign currency transactions have been reclassified to (from) the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
$4,117	$(4,117)	$–

These reclassifications have no impact in net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2012	$537,010	$–	$537,010
2011	$–	$–	$–

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As of July 31, 2012, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$375,527
Undistributed Long-Term Capital Gain	64,968
Deferred Late-Year Losses	(9,573)
Unrealized Depreciation	(636,163)
Other Temporary differences	(203,049)

Total	$(408,290)

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2012 through July 31, 2012 and specified losses realized on investment transactions from November 1, 2011 through July 31, 2012, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding short-term investments, securities sold short and written options, held by the Fund at July 31, 2012 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$14,526,049	$1,002,772	$(1,660,203)	$(657,431)

8.	Other:

At July 31, 2012, 85% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss is remote.

9.	Subsequent Events:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

GRT Absolute Return Fund of The Advisors’ Inner Circle Fund II

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of GRT Absolute Return Fund (one of the series constituting The Advisors’ Inner Circle Fund II (the “Trust”)), as of July 31, 2012, and the related statement of operations and cash flows for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and the period December 14, 2010 (commencement of operations) to July 31, 2011. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GRT Absolute Return Fund at July 31, 2012, the results of its operations and cash flows for the year then ended and the changes in its net assets and its financial highlights for the year then ended and the period December 14, 2010 (commencement of operations) to July 31, 2011, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania September 28, 2012

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED BOARD MEMBERS[3,4]
ROBERT NESHER 65 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present.
WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 72 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT BOARD MEMBERS[4]
CHARLES E. CARLBOM 77 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.
JOHN K. DARR 67 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Bank, from 1992 to 2007.
JOSEPH T. GRAUSE, JR. 60 yrs. old	Trustee (Since 2011)	Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager – Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 33 funds in The Advisors’ Inner Circle Fund II.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

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deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-GRT-4GRT. The following chart lists Trustees and Officers as of July 31, 2012.

Other Directorships Held by Board Member[5]

Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Director of the Distributor since 2003.

Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds; Director of Oregon Transfer Co.
Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, MortgageIT Holdings, Inc. (December 2005 – January 2007).
Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT BOARD MEMBERS[3] (continued)
MITCHELL A. JOHNSON 70 yrs. old	Trustee (Since 2005)	Private investor and self-employed consultant (strategic investments).
BETTY L. KRIKORIAN 69 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. since 2008. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
BRUCE R. SPECA 56 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.
JAMES M. STOREY 81 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.
GEORGE J. SULLIVAN, JR. 69 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Self-employed Consultant, Newfound Consultants Inc. since April 1997.
OFFICERS
MICHAEL BEATTIE 47 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
MICHAEL LAWSON 51 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments, Fund Accounting at SEI Investments AVP from April 1995 to February 1998 and November 1998 to July 2005.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust

3	Board Members oversee 33 funds in The Advisors’ Inner Circle Fund II.

4	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

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Other Directorships Held by Board Member/Trustee[4]

Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Trustee, Citizens Funds (1998 – 2006). Director, The FBR Rushmore Funds (2002 – 2005). Trustee, Diversified Investors Portfolios (2006 – 2008).
Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds.
Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds.
Trustee/Director of The Advisors’ Inner Circle Fund, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.
Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP; member of the independent review committee for SEI’s Canadian-registered mutual funds.

None.
None.

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Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past 5 Years
OFFICERS (continued)
RUSSELL EMERY 49 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006. Director of Investment Product Management and Development, SEI Investments, since February 2003; Senior Investment Analyst – Equity Team, SEI Investments, from March 2000 to February 2003.
DIANNE M. SULZBACH 35 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morrison & Foerster LLP from 2003 to 2006. Associate at Stradley Ronon Stevens & Young LLP from 2002 to 2003.
TIMOTHY D. BARTO 44 yrs. old	Vice President and Assistant Secretary (Since 1999)	General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor, and Vice President of the Distributor from 1999 to 2003.
JOHN MUNCH 41 yrs. old	Vice President and Assistant Secretary (Since 2012)	Attorney - SEI Investments.
KERI ROHN 31 yrs. old	Privacy Officer (Since 2009) AML Officer (Since 2011)	Compliance Officer at SEI Investments since 2003.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

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Other Directorships Held by Trustee

None.
None.
None.
None.
None.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 02/01/12	Ending Account Value 07/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$967.90	2.33%	$11.40
Hypothetical 5% Return	$1,000.00	$1,013.28	2.33%	$11.66

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value or the period, multiplied by 182/366 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a July 31, 2012 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2012 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2012, the Fund is designating the following items with regard to distributions paid during the period.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Interest Related Dividend(3)	Short Term Capital Gain Distributions (4)
0.00%	100.00%	100.00%	31.14%	42.49%	0.00%	97.5%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

The percentage in this column represents the amount of “Interest Related Dividend” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(4)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

GRT Absolute Return Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

GRT Capital Partners, L.L.C.

One Liberty Square

Floor 11

Boston, MA 02109

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

Independent Registered Public Accounting Firm:

Ernst & Young, LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

GRT-AR-002-0200

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Advisors’ Inner Circle Fund II (the “Trust”).

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2012			2011
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$444,500	$3,062	N/A	$367,400	$1,853	N/A

(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A

(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A

(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2012	2011
Audit-Related Fees	0%	0%

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2012 and 2011, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act
(17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended
(17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: October 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: October 8 , 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and
Chief Financial Officer

Date: October 8, 2012